Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended				120 Months Ended	393 Months Ended	416 Months Ended	472 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%			2.33%	[1]	2.34%
Lipper California Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.94%	0.44%	1.92%	[2]			2.03%
Lipper Other States Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	0.28%	1.59%	[3]			1.61%
Lipper New York Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.54%	0.44%	1.78%	[4]			1.95%
Lipper Virginia Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.97%	0.21%	1.55%	[5]			1.59%
Lipper New Jersey Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	3.42%	0.74%	2.26%	[6]			2.25%
T. Rowe Price California Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	2.74%	1.04%					2.29%
Performance Inception Date										Sep. 15, 1986
T. Rowe Price California Tax-Free Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.74%	1.02%					2.28%
T. Rowe Price California Tax-Free Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.02%	1.47%					2.46%
T. Rowe Price California Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	2.80%	1.17%			2.42%
Performance Inception Date					Jul. 06, 2017
T. Rowe Price Georgia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	1.01%					2.16%
Performance Inception Date								Mar. 31, 1993
T. Rowe Price Georgia Tax-Free Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	1.01%					2.16%
T. Rowe Price Georgia Tax-Free Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.61%	1.43%					2.31%
T. Rowe Price Georgia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	1.12%			2.36%
Performance Inception Date					Jul. 06, 2017
T. Rowe Price New Jersey Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	1.11%					2.38%
Performance Inception Date									Apr. 30, 1991
T. Rowe Price New Jersey Tax-Free Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	1.10%					2.37%
T. Rowe Price New Jersey Tax-Free Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.61%	1.50%					2.51%
T. Rowe Price New Jersey Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	1.24%			2.52%
Performance Inception Date					Jul. 06, 2017
T. Rowe Price New York Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.24%	0.94%					2.10%
Performance Inception Date											Aug. 28, 1986
T. Rowe Price New York Tax-Free Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.24%	0.94%					2.10%
T. Rowe Price New York Tax-Free Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.37%	1.39%					2.30%
T. Rowe Price New York Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	1.05%			2.16%
Performance Inception Date					Jul. 06, 2017
T. Rowe Price Virginia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	0.68%					2.11%
Performance Inception Date									Apr. 30, 1991
T. Rowe Price Virginia Tax-Free Bond Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.12%	0.68%					2.11%
T. Rowe Price Virginia Tax-Free Bond Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	1.16%					2.29%
T. Rowe Price Virginia Tax-Free Bond Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.16%	0.80%			2.20%
Performance Inception Date					Jul. 06, 2017

[1]	Return since 7/6/17.
[2]	Return since 6/30/17.
[3]	Return since 6/30/17.
[4]	Return since 6/30/17.
[5]	Return since 6/30/17.
[6]	Return since 6/30/17.